accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2020
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2020	2019
Accrued liabilities	$1,102	$1,091
Payroll and other employee-related liabilities	482	422
Restricted share units liability	95	77
	1,679	1,590
Trade accounts payable	834	892
Interest payable	170	160
Other	190	107
	$2,873	$2,749